Borrowings	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about borrowings [abstract]
Borrowings

Note 21 Borrowings

	December 31, 2024			Reclassified December 31, 2023
(in U.S. dollars)	Current	Non-Current	Total	Current	Non-Current	Total
Secured
Bank loans (i)	$1,033,578	$31,650,244	$32,683,822	$1,167,301	$33,044,170	$34,211,471
Total secured borrowings	$1,033,578	$31,650,244	$32,683,822	$1,167,301	$33,044,170	$34,211,471

Unsecured
Convertible notes	$30,360,575	$—	$30,360,575	$28,554,210	$—	$28,554,210
Other loans (ii)	274,657	1,125,027	1,399,684	174,388	1,622,121	1,796,509
Total unsecured borrowings	30,635,232	1,125,027	31,760,259	28,728,598	1,622,121	30,350,719
Total borrowings	$31,668,810	$32,775,271	$64,444,081	$29,895,899	$34,666,291	$64,562,190

Secured Liabilities and Assets Pledged as Security

On December 1, 2017, the Company purchased freehold land and buildings at 177 Bluewater Road, Bedford Canada for CAD$1,225,195 and from where the consulting services business now operates. The Company entered into a loan facility of CAD $2,680,000 to purchase the land and buildings secured by a first mortgage over the property. At December 31, 2024, the facility had been fully drawn down. The total liability at December 31, 2024, is $1,601,796 (CAD $2,304,712). The facility is repayable in monthly installments ending September 15, 2044. The carrying amount of this asset at December 31, 2024 and December 31, 2023 was $2,145,772 and $2,842,406, respectively.

On May 28, 2021, the Company purchased commercial land and buildings in Nova Scotia, Canada for CAD$3,550,000 from which the hardware and cathode businesses operates. The Company entered into a loan facility to purchase the land and buildings. The total available under the facility is CAD $4,985,000 and it has been drawn down to CAD$4,923,000 as at December 31, 2023. The total liability at December 31, 2024 is $3,177,058 (CAD $4,571,428). The full facility is repayable in monthly installments, commencing December 2022 and ending in January 2048. The Company’s freehold land and buildings at 110 Simmonds Drive, Dartmouth, Canada are pledged as collateral against the bank loan. The carrying amount of this asset at December 31, 2024, and December 31, 2023 was $3,284,556 and $3,329,187, respectively.

On January 24, 2022, the Company entered into a loan facility to purchase equipment. The total amount available under the facility is CAD $500,00 and has been fully drawn down at December 31, 2024. The total liability at December 31, 2024 was $213,785 (CAD $307,600). The facility is repayable in monthly installments, commencing in December 2023 and ending in January 2034. Equipment being purchased with the loan funds are pledged as collateral against the loan.

On July 28, 2021, the Company purchased commercial land and buildings in Chattanooga, USA for $42,600,000 to expand the NAM business. The Company entered into a loan facility with PNC Real Estate for $30,100,000 to purchase the land and buildings. The loan has been fully drawn down at December 31, 2024. The total liability at December 31, 2024, is $27,691,183. The facility is repayable in monthly installments, which commenced in September 2021 and ending in August 2031. The land and buildings at 1029 West 19th Street, Chattanooga, USA have been pledged as security for the loan, with a carrying amount of $38,174,386 and $39,202,599 at December 31, 2023 and December 31, 2022, respectively. Lastly, the Company has pledged additional collateral with the Lender for capital expenditures, insurance, tax, and production, Note 12.

Loan Covenants

This loan imposes certain covenants to ensure that the following financial ratios are met:

•
net assets of $30.1 million to be maintained (exclusive of the land and buildings secured by this loan and minimum liquidity of $3.1 million)
•
a debt service coverage ratio of 1.2 to 1 is to be maintained.

Compliance with Loan Covenants

The Company has complied with the financial covenants of its borrowing facilities during the years ended December 31, 2024 and 2023.

Other Loans

ACOA Loans

In December 2017, the Company entered into a contribution agreement with Atlantic Canada Opportunities Agency ("ACOA"), for CAD$500,000. At December 31, 2024, CAD$500,000 of the facility has been drawn down. The funding was to assist with expanding the market to reach new customers through marketing and product improvements. The facility is repayable in monthly installments which commenced in September 2019 and ending in May 2027.

In October 2018, the Company entered into another contribution agreement with ACOA, for CAD$500,000. At December 31, 2024, CAD$500,000 of the facility has been drawn down. The funding was to assist in establishing a battery cell manufacturing facility. The facility is repayable in monthly installments which commenced in January 2021 and ending in December 2026.

In July 2021, the Company entered into a further contribution agreement with ACOA, for CAD$250,000. At December 31, 2024, the facility has been fully drawn down. The funding was to assist in expanding the BTS operations. The facility is repayable in monthly installments commencing in January 2024 and ending in December 2026.

In December 2021, the Company entered into a further contribution agreement with ACOA for CAD$1,000,000. At December 31, 2024, it has been fully drawn down. The funding will be used to will assist with purchasing equipment for the cathode pilot line and expansion of cell making capabilities. The facility is repayable in monthly installments commencing in January 2025 and ending in December 2036.

In March 2023, the Company entered into a further contribution agreement with ACOA for CAD$886,000. At December 31, 2024, the facility has been fully drawn down. The funding will be used to will assist with purchasing equipment for the cathode pilot line and expansion of cell making capabilities. The facility is repayable in monthly installments commencing in January 2025 and ending in December 2036.

Fair Value

For all borrowings, other than the ACOA loan noted at (ii) above, the fair values are not materially different to their carrying amounts, since the interest payable on those borrowings is either close to current market rates or the borrowings are of a short-term nature.

The ACOA loans are interest free. The initial fair value of the ACOA loans were determined using a market interest rate for equivalent borrowings at the issue date. This resulted in a day one gain of $100,152 in FY2018 (December 2017 loan), a day one gain of $114,106 in FY2019 (October 2018 loan) and a day one gain of $219,557 in the year ended June 30, 2022.